UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                -----------------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

     This Amendment (Check only one):  |_|  is a restatement
                                       |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         Bluecrest Capital Management LLP
Address:      40 Grosvenor Place
              London, SW1X 7AW, UK


Form 13F File Number:  028-11935
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Charles Olver
Title:        Head of Compliance
Phone:        +44 20 3180 3040

Signature, Place and Date of Signing:


     /s/ Charles Olver               London, UK                May 15, 2009
----------------------------      -----------------            ------------
        [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
                                        --------------------------------------

Form 13F Information Table Entry Total:                  35
                                        --------------------------------------

Form 13F Information Table Value Total:               $126,135
                                        --------------------------------------
                                                   (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                  BLUECREST CAPITAL MANAGEMENT LLP
                                                              FORM 13F
                                                    Quarter Ended March 31, 2009


                                CLASS                      VALUE    SHRS/OR   SH/  PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE            CUSIP   (x$1,000)  PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
--------------------------    ---------        --------- --------- ---------- ---  ---- ---------- -------- --------- ------- -----
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0  007903AL1     7,398 18,500,000 PRN          SOLE                               NONE
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC    COM              007903107     1,304    427,500  SH  CALL    SOLE               427,500
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC    COM              007903107     2,452    804,000  SH  PUT     SOLE               804,000
-----------------------------------------------------------------------------------------------------------------------------------
AES CORP                      COM              00130H105       407     70,000  SH  PUT     SOLE                70,000
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSING IN  COM              053015103     5,274    150,000  SH  PUT     SOLE               150,000
-----------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                  COM              086516101     3,796    100,000  SH  PUT     SOLE               100,000
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC                        SPONSORED ADR    055622104     8,020    200,000  SH  CALL    SOLE               200,000
-----------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC                 COM              12572Q105     1,971      8,000  SH          SOLE                 8,000
-----------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY GROUP I  COM              210371100     1,240     60,000  SH          SOLE                60,000
-----------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC           NOTE 2.750% 5/1  126667AF1     4,292  3,800,000  PRN         SOLE                               NONE
-----------------------------------------------------------------------------------------------------------------------------------
DIREXION SHS ETF TR           FINL BEAR 3X     25459W607       621     30,000  SH          SOLE                30,000
-----------------------------------------------------------------------------------------------------------------------------------
ENERNOC INC                   COM              292764107       385     26,447  SH          SOLE                26,447
-----------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP              COM              30231G102     3,405     50,000  SH  PUT     SOLE                50,000
-----------------------------------------------------------------------------------------------------------------------------------
FAIRFAX FINL HLDGS LTD        SUB VTG          303901102     2,605     10,000  SH  PUT     SOLE                10,000
-----------------------------------------------------------------------------------------------------------------------------------
FLUOR CORP NEW                COM              343412102     1,728     50,000  SH  PUT     SOLE                50,000
-----------------------------------------------------------------------------------------------------------------------------------
GANNETT INC                   COM              364730101       440    200,000  SH  CALL    SOLE               200,000
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO           COM              369604103     1,265    125,100  SH  PUT     SOLE               125,100
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC       COM              38141G104     3,552     33,500  SH  PUT     SOLE                33,500
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE REIT INC          NOTE 4.750% 7/1  42217KAQ9    17,714 20,000,000 PRN          SOLE                               NONE
-----------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP                 COM              447011107       166     52,900  SH          SOLE                52,900
-----------------------------------------------------------------------------------------------------------------------------------
IMAGE ENTMT INC               COM NEW          452439201       229    177,706  SH          SOLE               177,706
-----------------------------------------------------------------------------------------------------------------------------------
MOLECULAR INSIGHT PHARM INC   COM              60852M104        88     24,671  SH          SOLE                24,671
-----------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP           NOTE 3.000% 2/1  651639AK2       309    250,000 PRN          SOLE                               NONE
-----------------------------------------------------------------------------------------------------------------------------------
PLACER DOME INC               DBCV 2.750%10/1  725906AK7    17,799 12,500,000 PRN          SOLE                               NONE
-----------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                  PSHS REAL ESTAT  74347R552     2,643     50,000  SH          SOLE                50,000
-----------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                  PSHS ULTSHT FINL 74347R628     6,871     70,000  SH          SOLE                70,000
-----------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                  PSHS BASIC MTRL  74347R651     3,063     90,000  SH          SOLE                90,000
-----------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                  PSHS ULSHRUS2000 74347R834       704     10,000  SH          SOLE                10,000
-----------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605       881    100,000  SH          SOLE               100,000
-----------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605     8,810  1,000,000  SH  PUT     SOLE             1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD TRUST               GOLD SHS         78463V107     4,514     50,000  SH  CALL    SOLE                50,000
-----------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC          COM NEW          866810203       110     15,000  SH  PUT     SOLE                15,000
-----------------------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC               CL A             902494103     1,878    200,000  SH  PUT     SOLE               200,000
-----------------------------------------------------------------------------------------------------------------------------------
WYETH                         COM              983024100     2,260     52,500  SH          SOLE                52,500
-----------------------------------------------------------------------------------------------------------------------------------
WYETH                         COM              983024100     7,941    184,500  SH  PUT     SOLE               184,500
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